Schedule of Disclosure of Stock Options Outstanding (Details) - $ / shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Options	6,530,000	6,530,000	1,900,000
Stock Options Exercise Price	$ 0.11	$ 0.11	$ 0.20
Expires April 30, 2019 [Member]
Number of Options	600,000
Stock Options Exercise Price	$ 0.20
Expires July 31, 2020 [Member]
Number of Options	300,000
Stock Options Exercise Price	$ 0.20
Expires September 4, 2020 [Member]
Number of Options	1,000,000
Stock Options Exercise Price	$ 0.20
Expires June 7, 2022 [Member]
Number of Options	4,630,000
Stock Options Exercise Price	$ 0.07